Non-Cash Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-Cash Share-Based Compensation

7. Non-Cash Share-Based Compensation

Employee Shares

On July 31, 2020, the Company adopted an equity incentive plan (“the 2020 Plan”). The 2020 Plan provides for the grant of options, share appreciation rights, or SARs, restricted shares, dividend equivalents, restricted share units, or RSUs, and other share based awards. The maximum number of share awards to be issued under the 2020 Plan is 5,898,625 shares, which consists of 3,474,469 new ordinary shares, and 2,424,156 ordinary shares that are subject to awards under prior plans that may become available for issuance under the 2020 Plan. Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan will automatically increase on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the same calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. The 2020 Plan will be the sole means for the Company to grant new equity awards. Any awards granted from the 2020 Plan, or any prior equity incentive plan that are forfeited, canceled or held back will be added back to shares issuable under the 2020 Plan.

On July 31, 2020, the Company adopted an employee share purchase plan (the “2020 ESPP”). The purpose of the 2020 ESPP, is to provide employees the opportunity to purchase ordinary shares or ADSs at 85% of the fair market value of the ordinary shares on the offering date or the exercise date, whichever is lower, for up to 15% of such employee’s compensation for each pay period. The Company reserved 347,447 ordinary shares for the 2020 ESPP. The 2020 ESPP provides for an annual increase in the number of ordinary shares to be reserved for future issuance under the 2020 ESPP.

Prior to the IPO, the Company granted Employee Shares classified as B, C, D, E and F ordinary shares. Upon the closing of the IPO, the B, C, D, E and F ordinary shares were reorganized into a single class of ordinary shares and were consolidated and subdivided to reflect an approximately 1-for-0.159 reverse split of such ordinary shares. The Company typically grants incentive shares which vest over a four or five-year service period, with 20% or 25% of the award (as the case may be) vesting on the first anniversary of the vesting commencement date, with the balance generally vesting periodically over the remaining three or four years, unless the awards contain specific performance vesting provisions.

Unvested Employee Shares are forfeited upon termination of employment. The forfeited shares are converted into deferred shares, with a repurchase right for a nominal amount in favor of the Company. As of December 31, 2020 and 2019, the Company had not repurchased any shares.

Modification of Equity Awards

On July 13, 2020, 88,282 ordinary shares, the beneficial owners of which were employees of the Company, were converted into 1,780,444 deferred shares. Contemporaneously, each employee was granted an option to subscribe for one ordinary share at a price of $12.82 per share for each ordinary share that became a deferred share. The conversation of the ordinary shares to deferred shares were accounted for as a modification to the original awards. The aggregate fair value of the options exceeded the fair value of the ordinary shares, therefore the Company recorded approximately $1.3 million in additional compensation expense related to this modification.

Ordinary Shares

The Company measures all non-cash share-based awards using the fair value on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company has granted Employee Shares to employees and non-employees with both performance and service-based conditions and record expense for these awards using the straight-line method. A summary of the changes in the Company’s ordinary shares from December 31, 2018 through December 31, 2020 are as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2017	257,571	$0.47
Granted	85,513	0.50
Vested	(56,544)	0.47
Forfeited	(1,986)	0.42
Unvested balance as of December 31, 2018	284,554	0.45
Granted	480,677	1.59
Vested	(265,202)	1.09
Forfeited	(7,515)	0.70
Unvested balance as of December 31, 2019	492,514	1.36
Granted	42,412	11.78
Vested	(209,836)	7.10
Forfeited	(117,780)	12.64
Unvested balance as of December 31, 2020	207,310	$9.97

As of December 31, 2020, there was $2.3 million of unrecognized compensation cost related to unvested Employee Shares outstanding, which is expected to be recognized over weighted-average periods of 3.0 years.

Share options valuation

The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the year ended December 31, 2020 were as follows:

For the Year Ended December 31,
2020
Expected option life (years)	6.1
Expected volatility	77.4%
Risk-free interest rate	0.4%
Expected dividend yield	—

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2019	—	$—		$—
Granted	3,760,210	14.79
Exercised	—	—
Canceled or Forfeited	(73,124)	15.32
Outstanding as of December 31, 2020	3,687,086	13.03	9.59	$9,931
Exercisable as of December 31, 2020	264,106	14.76	9.54	$943
Vested and expected to vest as of December 31, 2020	3,687,086	$13.03	9.59	$9,931

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares.

The weighted average grant-date fair value of the share options granted during the year ended December 31, 2020 was $9.87 per share. There were no share options granted during the year ended December 31, 2019.

As of December 31, 2020, there was $31.6 million of unrecognized compensation cost related to unvested Employee Shares outstanding, which is expected to be recognized over weighted-average periods of 3.5 years.

Restricted stock units

The Company has granted RSUs that generally vest over a period of four years from the date of grant. The following table summarizes the activity related to RSUs during the years ended December 31, 2020 and 2019:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2019	—	$—
Granted	2,500	17.56
Vested and settled	—	—
Forfeited	—	—
Outstanding as of December 31, 2020	2,500	$17.56

Share-based Compensation Expense

Non-cash share-based compensation expense related to ordinary shares, share options based awards, and restricted stock units recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Year Ended December 31,
	2020	2019	2018
Research and development	$2,510	$373	$45
General and administrative	3,694	1,086	69
	$6,204	$1,459	$114